Zacks Dividend Fund
SCHEDULE OF INVESTMENTS
As of August 31, 2020 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 98.7%
	BASIC MATERIALS — 3.5%
3,944	Air Products and Chemicals, Inc.	$1,152,673
11,869	Eastman Chemical Co.[1]	867,743
14,443	International Paper Co.[1]	523,848
11,869	LyondellBasell Industries N.V. - Class A2	777,182
		3,321,446
	COMMUNICATIONS — 10.2%
55,484	AT&T, Inc.	1,653,978
43,615	Cisco Systems, Inc.	1,841,426
36,762	Comcast Corp. - Class A	1,647,305
23,452	Thomson Reuters Corp.[2]	1,791,029
46,475	Verizon Communications, Inc.	2,754,573
		9,688,311
	CONSUMER, CYCLICAL — 7.3%
12,298	Home Depot, Inc.	3,505,422
24,167	Walmart, Inc.	3,355,588
		6,861,010
	CONSUMER, NON-CYCLICAL — 29.9%
14,443	AbbVie, Inc.	1,383,206
22,022	Altria Group, Inc.[1]	963,242
6,024	Amgen, Inc.	1,526,000
15,333	Bristol-Myers Squibb Co.	953,713
31,746	Coca-Cola Co.	1,572,379
41,470	Corteva, Inc.	1,183,969
20,592	CVS Health Corp.	1,279,175
18,304	Gilead Sciences, Inc.	1,221,792
19,448	Johnson & Johnson	2,983,518
16,874	Medtronic PLC[2]	1,813,449
23,023	Merck & Co., Inc.	1,963,171
27,313	Mondelez International, Inc. - Class A	1,595,625
16,588	PepsiCo, Inc.[1]	2,323,315
61,919	Pfizer, Inc.	2,339,919
22,737	Philip Morris International, Inc.	1,814,185
24,167	Procter & Gamble Co.	3,343,021
		28,259,679

Zacks Dividend Fund
SCHEDULE OF INVESTMENTS - Continued
As of August 31, 2020 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	ENERGY — 7.7%
20,163	Chevron Corp.[1]	$1,692,281
27,027	ConocoPhillips	1,024,053
31,746	Exxon Mobil Corp.	1,267,935
80,366	Kinder Morgan, Inc.[1]	1,110,658
16,874	Phillips 66	986,623
14,729	Schlumberger N.V.[2]	279,998
18,018	Valero Energy Corp.	947,567
		7,309,115
	FINANCIAL — 23.1%
33,462	Aflac, Inc.	1,215,340
14,014	Arthur J. Gallagher & Co.	1,475,674
30,316	Bank of America Corp.	780,334
3,575	BlackRock, Inc.	2,124,229
13,386	Citigroup, Inc.	684,292
8,214	Crown Castle International Corp. - REIT	1,340,936
59,488	Huntington Bancshares, Inc.	559,782
23,023	JPMorgan Chase & Co.	2,306,674
75,218	KeyCorp	926,686
36,322	MetLife, Inc.	1,396,944
7,865	PNC Financial Services Group, Inc.[1]	874,588
17,303	Prologis, Inc. - REIT	1,762,484
24,167	Prudential Financial, Inc.[1]	1,637,798
42,471	U.S. Bancorp	1,545,944
22,308	Ventas, Inc. - REIT	919,313
49,231	Wells Fargo & Co.	1,188,929
16,874	WP Carey, Inc. - REIT	1,170,549
		21,910,496
	INDUSTRIAL — 4.8%
10,868	Caterpillar, Inc.	1,546,625
11,583	Emerson Electric Co.[1]	804,671
6,149	General Dynamics Corp.	918,353
3,347	Lockheed Martin Corp.	1,306,200
		4,575,849
	TECHNOLOGY — 8.1%
2,231	Broadcom, Inc.	774,492

Zacks Dividend Fund
SCHEDULE OF INVESTMENTS - Continued
As of August 31, 2020 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	TECHNOLOGY (Continued)
79,222	HP, Inc.	$1,548,790
38,299	Intel Corp.	1,951,334
4,719	International Business Machines Corp.	581,900
12,298	Microsoft Corp.	2,773,568
		7,630,084
	UTILITIES — 4.1%
16,588	American Electric Power Co., Inc.[1]	1,307,632
19,877	Public Service Enterprise Group, Inc.	1,038,374
29,172	Southern Co.[1]	1,522,195
		3,868,201
	TOTAL COMMON STOCKS
	(Cost $90,141,862)	93,424,191
	SHORT-TERM INVESTMENTS — 13.9%

Units
COLLATERAL FOR SECURITIES LOANED — 12.9%
12,193,344	Securities Lending Fund II, LLC [3]	12,193,344

Principal Amount
$995,160	UMB Money Market Fiduciary, 0.01% [4]	995,160
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $13,188,504)	13,188,504
	TOTAL INVESTMENTS — 112.6%
	(Cost $103,330,366)	106,612,695
	Liabilities in Excess of Other Assets — (12.6)%	(11,951,947)
	TOTAL NET ASSETS — 100.0%	$94,660,748

PLC	— Public Limited Company
REIT	— Real Estate Investment Trusts

[1]	All or a portion of shares are on loan. Total loaned securities had a fair value of $11,927,868 at August 31, 2020.
[2]	Foreign security is denominated in U.S. Dollars.
[3]	The Securities Lending Fund II, LLC is not registered under the 1940 Act, pursuant to the exception available under Section 3(c)(7) of the 1940 Act.
[4]	The rate is the annualized seven-day yield at period end.